EQUITY - Share capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions							1 Months Ended		12 Months Ended
	Jul. 23, 2021 CAD ($) $ / shares shares	Jun. 23, 2021 CAD ($) $ / shares shares	Jun. 23, 2021 USD ($) $ / shares shares	Feb. 12, 2021 CAD ($) $ / shares shares	Jan. 20, 2021 CAD ($) $ / shares shares	Sep. 01, 2020 CAD ($) employee $ / shares shares	Oct. 31, 2021 shares	Jan. 31, 2021 shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Shares issued
Number of shares issued		7,000,000	7,000,000	396,552	1,034,500	103,759
Share price per share | (per share)		$ 9.22	$ 7.50	$ 14.50	$ 14.50	$ 2
Number of additional shares issued		915,000	915,000		155,175
Proceeds from issuance of shares		$ 64,500	$ 52.5	$ 5,800	$ 15,000	$ 208			$ 114,242
IFRS Number of Employees | employee						31
Gross proceeds from public offering		$ 72,900	$ 59.4		$ 17,250
Authorized share capital
Share capital
Par value | $ / shares									$ 0	$ 0
Shares issued
Shares issued at the start of the period								27,299,332	27,299,332	26,178,281
Shares issued from placements									11,479,977
Exercise of warrants									7,821,700	872,291
Exercise of options									720,201	145,000
Shares issued for conversion debt (convertible bond)									7,500,000
Shares issued for interest payment									297,106
Share based compensation										103,760
Shares issued at the end of period									55,118,316	27,299,332
Pallinghurst
Shares issued
Shares issued for interest payment							220,471	297,106
Number of shares issued		66,666	66,666	79,311	237,932		7,500,000
Investissement Quebec
Shares issued
Number of shares issued	1,978,750			317,241
Share price per share | $ / shares	$ 9.25
Proceeds from issuance of shares | $	$ 18,300